Supplement dated November 16, 2017
to the Statement of Additional Information (the SAI), dated November 1, 2017, for the following funds (each a Fund and together the Funds):
Fund
Columbia Funds Series Trust I
Columbia Bond Fund
Columbia Corporate Income Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Multi-Manager Total Return Bond Strategies Fund
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2017, unless otherwise noted
Bond Fund	Gene Tannuzzo(j)	7 RICs 74 other accounts	$5.37 billion $1.24 billion	None	None	Columbia Management	Columbia Management
	Jason Callan	9 RICs 7 PIVs 4 other accounts	$14.39 billion $15.42 billion $0.95 million	None	None
Corporate Income Fund	Tom Murphy	12 RICs 29 PIVs 35 other accounts	$1.92 billion $34.67 billion $5.18 billion	None	None	Columbia Management	Columbia Management
	Tim Doubek	10 RICs 1 PIV 34 other accounts	$1.89 billion $0.62 million $4.85 billion	None	$10,001 – $50,000(b)
Total Return Bond Fund	Gene Tannuzzo(j)	7 RICs 74 other accounts	$5.37 billion $1.24 billion	None	$1 – $10,000(a)	Columbia Management	Columbia Management
	Jason Callan	9 RICs 7 PIVs 4 other accounts	$12.41 billion $15.42 billion $0.95 million	None	None
For Funds with fiscal year ending August 31 – Information is as of August 31, 2016, unless otherwise noted
MM Total Return Bond Strategies Fund	Columbia Management: Gene Tannuzzo(j)	7 RICs 74 other accounts	$5.37 billion $1.24 billion	None	None	Columbia Management	Columbia Management
	Jason Callan	8 RICs 7 PIVs 4 other accounts	$14.71 billion $15.76 billion $834,227.78	None	None
SUP910_00_15_(11/17)

		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
MM Total Return Bond Strategies Fund (continued)	Loomis Sayles: Christopher Harms	3 RICs 5 PIVs 143 other accounts	$1.42 billion $1.36 billion $12.31 billion	None	None	Loomis Sayles	Loomis Sayles
	Clifton Rowe	3 RICs 7 PIVs 138 other accounts	$1.42 billion $1.52 billion $12.45 billion	None	None
	Kurt Wagner	3 RICs 9 PIVs 155 other accounts	$1.42 billion $10.68 billion $15.79 billion	2 other accounts ($4.63 B)	None
	Prudential: Michael Collins	28 RICs 7 PIVs 64 other accounts	$48.28 billion $6.67 billion $18.17 billion	None	None	Prudential	Prudential
	Robert Tipp	23 RICs 18 PIVs 80 other accounts	$24.39 billion $9.50 billion $21.17 billion	1 PIV ($0.10 M)	None
	Richard Piccirillo	36 RICs 23 PIVs 116 other accounts	$40.08 billion $10.53 billion $43.42 billion	2 PIVs	None
	Gregory Peters	14 RICs 7 PIVs 33 other accounts	$33.59 billion $2.91 billion $15.29 billion	None	None
	TCW: Tad Rivelle	31 RICs 40 PIVs 235 other accounts	$115.44 billion $6.25 billion $36.29 billion	22 PIVs ($1.82 B) 6 other accounts ($3.44 B)	None	TCW	TCW
	Stephen M. Kane	32 RICs 43 PIVs 235 other accounts	$105.71 billion $7.44 billion $36.29 billion	22 PIVs ($1.82 B) 6 other accounts ($3.44 B)	None
	Laird R. Landmann	30 RICs 40 PIVs 235 other accounts	$105.71 billion $ 6.27 billion $36.29 billion	22 PIVs ($1.82 B) 6 other accounts ($3.44 B)	None
	Bryan Whalen	28 RICs 42 PIVs 235 other accounts	$115.44 billion $8.38 billion $36.29 billion	22 PIVs ($1.82 B) 6 other accounts ($3.44 B)	None
SUP910_00_15_(11/17)

		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Strategic Income Fund	Jason Callan(j)	9 RICs 7 PIVs 4 other accounts	$14.85 billion $15.48 billion $0.84 million	None	None	Columbia Management	Columbia Management
	Colin Lundgren	2 RICs 88 other accounts	$1.36 billion $1.17 billion	None	$100,001 – $500,000(b)
	Gene Tannuzzo	4 RICs 1 PIV 94 other accounts	$1.61 billion $111.47 million $1.22 billion	None	$100,001 – $500,000(a) $100,001 – $500,000(b)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(j)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of September 30, 2017.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_15_(11/17)
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